Note 9 - Licensing Agreements (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Licensing Agreements [Member]
Royalty Payment, Percentage	2.50%		2.50%		2.50%
Up-front Sub-license Fees, Percentage	10.00%		10.00%		10.00%
Interest on Amounts Owed Under License Agreement, Rate	3.00%		3.00%		3.00%
Research and Development Expense, Legal Fees					$ 0	$ 25,287
Research and Development Expense, Patents					22,435	60,434
Revenues			$ 0	$ 0	0	0
Research and Development Expense, Legal Fees					164,855	25,287
Research and Development Expense, Patents					$ 22,435	$ 60,434